Net profit attributable to ordinary equity holders of the parent for basic earnings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	€ (7,124)	€ 1,586	€ 3,027
Interest on convertible bonds	0	50	50
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ (7,124)	€ 1,636	€ 3,077

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.